Investment Securities - Sales of Securities Available for Sale (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Investments Debt And Equity Securities [Abstract]
Gross proceeds from sales and calls	$ 20,182	$ 42,889	$ 25,568
Realized gains from sales	41	1,398	933
Realized losses from sales	(564)	(112)
Net realized gains (losses)	$ (523)	$ 1,286	$ 933